Summary of Selected Significant Accounting Polices (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Selected Significant Accounting Policies [Abstract]
Schedule of Inventories

Inventories comprised of the following as September 30, 2012 and December 31, 2011:

	September 30, 2012	December 30, 2011
Finished goods	$36,978,269	$38,380,074
Raw materials	1,061,169	1,219,951
Finished goods in transit	2,622,838	4,143,847
Total	$40,662,276	$43,743,872